The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block
	2016	2015
Trade accounts receivable, net	$80.080	$97.326
Other current assets	85.948	80.596
Property, plant and equipment, intangible assets & other non-current assets	57.306	60.155
Goodwill	31.931	31.995
Accounts payable, accrued expenses and other liabilities	191.223	204.126
Non-current loans from related parties	54.301	41.151
Equity	9.741	24.795